ARCHITECT®	GOLDENSELECT DVA PLUS®
GOLDENSELECT LANDMARK®	GoldenSelect Granite PrimElite
GOLDENSELECT LEGENDS®	Simplicity Variable Annuity
WELLS FARGO LANDMARK	SmartDesign Signature
GOLDENSELECT ACCESS®	Rollover Choice Variable Annuity
GOLDENSELECT PREMIUM PLUS®	GoldenSelect Value
GOLDENSELECT FLEET PREMIUM PLUS®	SmartDesign AdvANtage
GOLDENSELECT ESII®	SMARTDESIGN VARIABLE ANNUITY
GOLDENSELECT GENERATIONS®	GOLDENSELECT ACCESS ONE
GOLDENSELECT OPPORTUNITIES®	GOLDENSELECT DVA
WELLS FARGO OPPORTUNITIES	GOLDENSELECT DVA SERIES 100

variable annuity Contracts issued by Separate Account B of Venerable Insurance and Annuity Company,
and
EQUI-SELECT	PrimElite

a variable annuity Contract issued by Separate Account EQ of Venerable Insurance and Annuity Company,
and
SPECTRADIRECT	SPECTRASELECT

variable annuity Contracts issued by Separate Account U of Venerable Insurance and Annuity Company,
and
GOLDENSELECT GENESIS I VUL	GOLDESELECT GENESIS FLEX VUL

variable universal life insurance Contracts issued by Separate Account A of Venerable Insurance and Annuity Company

each sponsored by
Venerable Insurance and Annuity Company

Prospectus, Updating Summary Prospectus, and Notice Supplement Dated August 6, 2026

This supplement updates the most recent Prospectus, Updating Summary Prospectus (“USP”), and/or Notice for your variable annuity and variable life insurance Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus, USP, and/or Notice for future reference.
______________________________________________________________________________

Notice of important information about certain Venerable Funds available through your Contract

Effective on or about July 1, 2026, Russell Investment Management, LLC, ceased serving as a discretionary subadviser to the Venerable Appreciation Allocation Fund, the Venerable Conservative Allocation Fund, the Venerable Conservative Appreciation Allocation Fund, the Venerable Moderate Allocation Fund, the Venerable Moderate Appreciation Allocation Fund, the Venerable World Appreciation Allocation Fund, the Venerable World Conservative Allocation Fund, and the Venerable World Moderate Allocation Fund.

Additionally, effective on or about July 16, 2026, the net fees of the Venerable International Equity Fund, the Venerable Moderate Appreciation Allocation Fund, and the Venerable US Small Cap Fund, were changed. Effective on or about July 23, 2026, the net fees of the Venerable High Yield Fund, the Venerable Large Cap Index Fund, the Venerable Moderate Allocation Fund, the Venerable Strategic Bond Fund, and the Venerable US Large Cap Strategic Equity Fund, were changed.

Accordingly, the information about each of the above-referenced Venerable Funds as found in Appendix A of your most recent Prospectus, USP, and/or Notice, as subsequently supplemented, is deleted and replaced with the following information:

August 2026

INVESTMENT OBJECTIVE	Fund Name Investment Adviser/ Subadviser	CURRENT EXPENSES	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.83%	-*	-*	-*
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.87%[1]	-*	-*	-*
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.87%	-*	-*	-*
Seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Adviser, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 1.04%[1]	-*	-*	-*
Seeks to provide long-term capital growth.
Venerable International Equity Fund

Investment Adviser: Venerable Investment Adviser, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC
		(Class V) 1.00%[1]	-*	-*	-*
Seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Adviser, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.57%	17.30%	-*	-*
* The Fund is relatively new and performance information for the full period is unavailable.
1  Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

August 2026

INVESTMENT OBJECTIVE	Fund Name Investment Adviser/ Subadviser	CURRENT EXPENSES	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.50%	-*	-*	-*
Seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.85%[1]	-*	-*	-*
Seeks to maximize total return while investing to obtain the average duration specified in the Fund's prospectus.	Venerable Strategic Bond Fund Investment Adviser: Venerable Investment Adviser, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.87%[1]	6.87%	-*	-*
Seeks to provide long term capital growth.	Venerable US Large Cap Strategic Equity Fund Investment Adviser: Venerable Investment Adviser, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC Non-Discretionary Sub-Advisers: Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, and Putnam Investment Management, LLC	(Class V) 1.00%[1]	16.25%	-*	-*
Seeks to provide long term capital growth.
Venerable US Small Cap Fund

Investment Adviser: Venerable Investment Adviser, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: Putnam Investment Management,  LLC  and Royce Investment Partners
		(Class V) 0.87%[1]	-*	-*	-*
Seeks high long term capital appreciation.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 1.00%[1]	-*	-*	-*

August 2026

INVESTMENT OBJECTIVE	Fund Name Investment Adviser/ Subadviser	CURRENT EXPENSES	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 0.86%[1]	-*	-*	-*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Adviser, LLC A Fund of Funds.	(Class V) 1.00%[1]	-*	-*	-*

More information about the Funds available through your Contract is in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

August 2026